Lease and Commitments	6 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Lease and Commitments

NOTE 3 – LEASE AND COMMITMENTS

Rent expense for the three-month periods ended September 30, 2020 and September 30, 2019 were $13,568 and $13,434, respectively. Rent expense for the six-month periods ended September 30, 2020 and September 30, 2019 were $27,136 and $24,245, respectively.

The Company entered into an eighty-four-month lease for 3,577 square feet of newly constructed office, laboratory and warehouse space located in Edina, Minnesota on May 3, 2017. The Company resided in the facility starting in November of 2017. The base rent started as $2,078 per month with 2% increases annually and the Company is responsible for its proportional share of common space expenses, property taxes, and building insurance. The base rent as of September 30, 2020 is $2,162. This lease is terminable by the landlord if damage causes the property to no longer be utilized as an integrated whole and by the Company if damage causes the facility to be unusable for a period of 45 days. The Company entered into a lease amendment whereby the lease term was extended through November of 2026 in exchange for a loan of $42,500 and a grant of $7,500 as a tenant improvement allowance, which has been recorded to accrued expenses and will be amortized over the remainder of the lease term. Through the balance sheet date, the Company has received $42,500 in loan proceeds and the full tenant improvement allowance amount of $7,500.

The following is a maturity analysis of the annual undiscounted cash flows of the operating lease liabilities as of September 30, 2020:

Year Ended March 31,
2021	$13,142
2022	26,634
2023	27,167
2024	27,710
2025	28,265
Thereafter	48,304
$171,223
Less: Amount representing interest	(327)

In compliance with ASC 842 the Company adopted new guidance in relation to lease accounting on April 1, 2019 whereby we recognized operating lease right-to-use assets and corresponding and equal operating lease liabilities for the lease of our facility in Edina, MN. As of September 30, 2020, planned future base rent lease payments total $171,223, which has been discounted to $170,896 using the 52-week treasury bill coupon equivalent discount rate of 0.12% and a present value model. As of September 30, 2020, the Company only had one operating lease so that the remaining lease term and weighted average discount rate are approximately 6 years and 0.12%, respectively.

September 30, 2020
Present value of future base rent lease payments	$170,896
Base rent payments included in prepaid expenses	-
Present value of future base rent lease payments – net	$170,896

As of September 30, 2020, the present value of future base rent lease payments – net is classified between current and non-current assets and liabilities as follows:

September 30, 2020
Operating lease right-of-use asset	$170,896
Total operating lease assets	170,896

Operating lease current liability	26,363
Operating lease other liability	144,533
Total operating lease liabilities	$170,896

Pursuant to a lease wherein our subsidiary, Gel-Del Technologies, Inc., was the lessee until the lease’s termination in 2017, the Company has recorded approximately $330,000 as a potential payable to the lessor as of September 30, 2020; this amount is included in accounts payable.